Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Balance - January 1,2019	$ 7,311
Balance - December 31, 2019	6,289	$ 7,311
Leasehold improvements [member]
Statement [Line Items]
Balance - January 1,2019	1,862
Balance - December 31, 2019	1,476	1,862
Right-of-use assets [member]
Statement [Line Items]
Balance - January 1,2019	4,034
Balance - December 31, 2019	3,349	4,034
Other
Statement [Line Items]
Balance - January 1,2019	1,415
Balance - December 31, 2019	1,464	1,415
At Cost [member]
Statement [Line Items]
Balance - January 1,2019	12,954	7,696
Additions upon adoption of IFRS 16		4,679
Additions	486	615
Disposals	(134)	(36)
Balance - December 31, 2019	13,306	12,954
At Cost [member] | Leasehold improvements [member]
Statement [Line Items]
Balance - January 1,2019	4,380	4,378
Additions	2	9
Disposals		(7)
Balance - December 31, 2019	4,382	4,380
At Cost [member] | Right-of-use assets [member]
Statement [Line Items]
Balance - January 1,2019	4,738
Additions upon adoption of IFRS 16		4,679
Additions	55	59
Balance - December 31, 2019	4,793	4,738
At Cost [member] | Other
Statement [Line Items]
Balance - January 1,2019	3,836	3,318
Additions	429	547
Disposals	(134)	(29)
Balance - December 31, 2019	4,131	3,836
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Balance - January 1,2019	(5,643)	(4,070)
Disposals	134	36
Depreciation	(1,508)	(1,609)
Balance - December 31, 2019	(7,017)	(5,643)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement [Line Items]
Balance - January 1,2019	(2,518)	(2,024)
Disposals		7
Depreciation	(388)	(501)
Balance - December 31, 2019	(2,906)	(2,518)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Statement [Line Items]
Balance - January 1,2019	(704)
Depreciation	(740)	(704)
Balance - December 31, 2019	(1,444)	(704)
Accumulated depreciation and amortisation [member] | Other
Statement [Line Items]
Balance - January 1,2019	(2,421)	(2,046)
Disposals	134	29
Depreciation	(380)	(404)
Balance - December 31, 2019	$ (2,667)	$ (2,421)